Segment Reporting (Details Textual) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Segment Reporting (Textual)
Total assets	$ 34,275,319	$ 22,635,127
Tea Shop Chains [Member]
Segment Reporting (Textual)
Total assets	7,306,504
Distribution of Dark Tea Products [Member]
Segment Reporting (Textual)
Total assets	5,975,415
Unallocated [Member]
Segment Reporting (Textual)
Total assets	$ 20,993,400